Promissory Notes Payable - Additional Information (Detail) (Inventergy Inc [Member], USD $)	9 Months Ended	12 Months Ended	21 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	May 10, 2013 Series A Preferred Stock [Member]	May 17, 2013 Series A Preferred Stock Two [Member]	May 10, 2013 Promissor Note Payable [Member]
Debt Instrument, Face Amount						$ 5,000,000
Proceeds from Issuance of Senior Long-term Debt				50,000	1,498,526	4,950,000
Stock Issued During Period, Shares, Conversion of Convertible Securities				5,000,000
Long-term Debt, Fair Value	2,557,111		2,557,111
Debt Instrument, Maturity Date	May 10, 2018
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.40%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	10.00%
Debt Instrument, Redemption Price, Percentage	125.00%
Other Depreciation and Amortization	$ 201,719	$ 0	$ 201,719